S-K 1603(a) SPAC Sponsor	Aug. 08, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor Name	Cantor EP Holdings IV, LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in us.
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers will agree to restrictions on its ability to transfer, assign, or sell the founder shares and private placement shares owned by them, if any, as summarized in the table below:

Subject Shares	Persons Subject to Restrictions	Expiration Date	Exceptions to Transfer Restrictions
Founder Shares	Sponsor, directors, officers and transferees

The earlier of (a) one year after the completion of our initial business combination or (b) subsequent to our initial business combination, (i) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30 trading day period commencing at least 150 days after our initial business combination, or (i) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property

Transfers permitted (a) to our officers or directors, any current or future affiliates or family members of any of our officers or directors, any members of our sponsor, any current or future affiliates of our sponsor or as a gift to a charitable organization, (b) in the case of an individual, by gift to a member of one of the members of the individual’s immediate family or to a trust, the beneficiary of which is a member of one of the individual’s immediate family, an current or future affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement or in connection with the consummation of an initial business combination at prices no greater than the price at which the shares were originally purchased;

(f) in the event of our liquidation prior to the completion of our initial business combination; or (g) by virtue of the laws of Delaware or our sponsor’s limited liability company agreement upon dissolution of our sponsor; provided, however, that in the case of clauses (a) through (e) or (g) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements and by the same agreements to be entered into by our sponsor with respect to such securities (including provisions relating to voting, the trust account and liquidation distributions described elsewhere in this prospectus).

Private placement shares	Sponsor, directors, officers and transferees	30 days after the completion of our initial business combination	Same as above
Subject Shares	Persons Subject to Restrictions	Expiration Date	Exceptions to Transfer Restrictions
Any ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any ordinary shares	Sponsor, directors, officers and transferees	180 days

The representative of the underwriters in our initial public offering in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement shares pursuant to the letter agreement described in the immediately preceding paragraphs.

SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement shares or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. We may also issue Class A ordinary shares upon conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions set forth in our amended and restated memorandum and articles of association.